Shareholder Report, Average Annual Return (Details)	12 Months Ended	34 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
Brendan Wood TopGun ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	13.26%	20.71%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%	24.09%